STOCK-BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense
Total stock-based compensation expense	$ 499,868	$ 28,144
Selling and Marketing Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	67,119	22,805
Research and Development Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	369,434
General and Administrative Expense [Member]
Stock-based compensation expense
Total stock-based compensation expense	$ 63,315	$ 5,339